Loans receivable - Additional Information (Details) - USD ($) $ in Millions	Feb. 09, 2023	Dec. 31, 2024
Convertible debenture - Gunnison
Loans receivable
Amount invested	$ 1.5
Interest rate (percent)	10.00%
Loan receivable - Elevation
Loans receivable
Interest rate (percent)		10.00%